Summary of Significant Accounting Policies (Details 1) - Warrant [Member] - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Options	1,368,750	1,040,000
Warrants	348,194	681,528
Weighted average exercise price	$ 3.18	$ 4.02